UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07345

Natixis Funds Trust III

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM I	SCHEDULE OF INVESTMENTS

HARRIS ASSOCIATES FOCUSED VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 98.8% of Net Assets
	Beverages — 4.5%
116,600	Dr Pepper Snapple Group, Inc.(b)	$3,087,568

	Capital Markets — 13.9%
106,300	Legg Mason, Inc.(c)	4,045,778
148,300	Merrill Lynch & Co., Inc.	3,751,990
73,900	Morgan Stanley	1,699,700

		9,497,468

	Chemicals — 3.5%
60,000	International Flavors & Fragrances, Inc.	2,367,600

	Commercial Services & Supplies — 6.8%
188,500	Robert Half International, Inc.(c)	4,665,375

	Computers & Peripherals — 9.0%
158,000	Dell, Inc.(b)	2,603,840
182,900	Teradata Corp.(b)	3,566,550

		6,170,390

	Consumer Finance — 4.5%
220,600	Discover Financial Services	3,048,692

	Health Care Equipment & Supplies — 5.1%
91,800	Hospira, Inc.(b)	3,506,760

	Health Care Providers & Services — 2.4%
293,200	Tenet Healthcare Corp.(b)(c)	1,627,260

	Hotels, Restaurants & Leisure — 7.3%
111,300	Starwood Hotels & Resorts Worldwide, Inc.(c)	3,131,982
58,200	Yum! Brands, Inc.	1,897,902

		5,029,884

	Household Durables — 2.0%
26,500	Snap-On, Inc.	1,395,490

	Internet & Catalog Retail — 0.1%
5,000	Liberty Media Holding Corp. - Interactive, Class A(b)	64,550

	Life Sciences Tools & Services — 5.8%
158,600	PerkinElmer, Inc.	3,960,242

	Machinery — 3.1%
38,500	ITT Corp.	2,140,985

	Media — 2.6%
134,300	Liberty Media Corp. - Capital, Series A(b)	1,796,934

	Personal Products — 5.1%
84,300	Avon Products, Inc.	3,504,351

	Semiconductors & Semiconductor Equipment — 12.7%
254,300	Intel Corp.	4,763,039
228,900	National Semiconductor Corp.	3,939,369

		8,702,408

	Specialty Retail — 10.4%
63,100	Advance Auto Parts, Inc.	2,502,546
98,100	CarMax, Inc.(b)(c)	1,373,400
92,200	Tiffany & Co.	3,274,944

		7,150,890

	Total Common Stocks (Identified Cost $80,797,746)	67,716,847

Shares/ Principal Amount	Description	Value (†)
Short-Term Investments — 16.2%
9,396,337	State Street Navigator Securities Lending Prime Portfolio(d)	$9,396,337
$1,728,289	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2008 at 1.300% to be repurchased at $1,728,351 on 10/1/2008, collateralized by $1,610,000 Federal National Mortgage Association, 5.625% due 7/15/2037 valued at $1,767,200 including accrued interest(e)	1,728,289

	Total Short-Term Investments (Identified Cost $11,124,626)	11,124,626

	Total Investments — 115.0% (Identified Cost $91,922,372)(a)	78,841,473
	Other assets less liabilities—(15.0)%	(10,275,765)

	Net Assets — 100%	$68,565,708

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

1

HARRIS ASSOCIATES FOCUSED VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At September 30, 2008, the net unrealized depreciation on investments based on a cost of $91,922,372 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,351,368
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(15,432,267)

Net unrealized depreciation	$(13,080,899)

(b)	Non-income producing security.
(c)	All or a portion of this security was on loan to brokers at September 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2008 were $9,426,524 and $9,396,337, respectively. Subsequent to September 30, 2008, all open securities lending transactions were closed.
(d)	Represents investment of securities lending collateral.
(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

2

HARRIS ASSOCIATES FOCUSED VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$78,841,473
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$78,841,473

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Asset Summary at September 30, 2008 (Unaudited)

Capital Markets	13.9%
Semiconductors & Semiconductor Equipment	12.7
Specialty Retail	10.4
Computers & Peripherals	9.0
Hotels, Restaurants & Leisure	7.3
Commercial Services & Supplies	6.8
Life Sciences Tools & Services	5.8
Health Care Equipment & Supplies	5.1
Personal Products	5.1
Beverages	4.5
Consumer Finance	4.5
Chemicals	3.5
Machinery	3.1
Media	2.6
Health Care Providers & Services	2.4
Household Durables	2.0
Internet & Catalog Retail	0.1
Short Term Investments	16.2

Total Investments	115.0
Other assets less liabilities	(15.0)

Net Assets	100.0%

3

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 59.4% of Net Assets
	Aerospace & Defense — 0.7%
750	Alliant Techsystems, Inc.(b)(c)	$70,455
1,700	Boeing Co. (The)	97,495
950	DRS Technologies, Inc.(b)	72,912
900	L-3 Communications Holdings, Inc.(b)	88,488

		329,350

	Air Freight & Logistics — 0.7%
4,200	FedEx Corp.	331,968

	Auto Components — 0.1%
2,000	Autoliv, Inc.	67,500

	Automotive — 0.8%
855	DaimlerChrysler AG	43,177
4,300	Harley-Davidson, Inc.(b)	160,390
1,396	Honda Motor Co. Ltd., Sponsored ADR	42,034
1,434	Nissan Motor Co. Ltd., Sponsored ADR	19,488
1,089	Toyota Motor Corp., Sponsored ADR	93,436

		358,525

	Beverages — 0.6%
700	Coca-Cola Co. (The)	37,016
1,283	Diageo PLC, Sponsored ADR	88,347
2,302	PepsiCo, Inc.	164,064

		289,427

	Biotechnology — 1.0%
2,244	Celgene Corp.(c)	142,000
1,933	Genzyme Corp.(c)	156,361
3,529	Gilead Sciences, Inc.(c)	160,852

		459,213

	Capital Markets — 5.7%
14,400	Bank of New York Mellon Corp.	469,152
1,593	BlackRock, Inc.(b)	309,838
12,997	Charles Schwab Corp. (The)(b)	337,922
1,174	Credit Suisse Group, Sponsored ADR	56,681
676	Deutsche Bank AG, Registered	49,206
2,400	Franklin Resources, Inc.(b)	211,512
7,300	Legg Mason, Inc.(b)	277,838
18,200	Merrill Lynch & Co., Inc.	460,460
6,100	Morgan Stanley(b)	140,300
4,479	T Rowe Price Group, Inc.(b)	240,567
3,387	UBS AG(b)(c)	59,408

		2,612,884

	Chemicals — 1.7%
350	CF Industries Holdings, Inc.(b)	32,011
6,600	Dow Chemical Co. (The)	209,748
4,118	Monsanto Co.	407,600
349	Potash Corp. of Saskatchewan, Inc.	46,071
1,350	PPG Industries, Inc.(b)	78,732

		774,162

	Commercial Banks — 1.9%
4,106	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	66,394
6,147	Banco Santander Central Hispano SA, Sponsored ADR	92,328
2,272	Barclays PLC, Sponsored ADR	56,118
1,350	Comerica, Inc.(b)	44,267
2,123	HSBC Holdings PLC, Sponsored ADR	171,602
4,900	KeyCorp(b)	58,506
9,894	Mitsubishi UFJ Financial Group, Inc., ADR	86,474
2,448	Marshall & Ilsley Corp.(b)	49,327
6,958	Mizuho Financial Group, Inc., ADR	60,674
1,463	Royal Bank of Canada	70,253
18,302	Royal Bank of Scotland Group PLC, Sponsored ADR	58,566
503	Westpac Banking Corp., Sponsored ADR(b)	46,523

		861,032

	Commercial Services & Supplies — 0.3%
3,500	Allied Waste Industries, Inc.(c)	38,885
3,250	R. R. Donnelley & Sons Co.(b)	79,722

		118,607

	Communications Equipment — 1.2%
3,151	Alcatel-Lucent, Sponsored ADR(c)	12,100
3,298	Nokia Corp., Sponsored ADR(b)	61,508
10,086	QUALCOMM, Inc.	433,395
472	Research In Motion Ltd.(b)(c)	32,237
3,018	Telefonaktiebolaget LM Ericsson, Sponsored ADR(b)	28,460

		567,700

	Computers & Peripherals — 4.4%
3,273	Apple, Inc.(c)	372,009
27,800	Dell, Inc.(c)	458,144
16,783	Hewlett-Packard Co.	776,046
3,136	International Business Machines Corp.	366,787
5,050	Seagate Technology(b)	61,206

		2,034,192

	Construction & Engineering — 0.3%
2,844	Fluor Corp.	158,411

	Construction Materials — 0.1%
1,466	Cemex SAB de CV, Sponsored ADR(b)(c)	25,245

	Consumer Finance — 1.8%
7,200	American Express Co.	255,096
6,700	Capital One Financial Corp.(b)	341,700
15,300	Discover Financial Services	211,446

		808,242

	Diversified Financial Services — 1.5%
4,050	CIT Group, Inc.(b)	28,188
2,669	ING Groep NV, Sponsored ADR	57,117
12,829	JPMorgan Chase & Co.	599,114

		684,419

	Diversified Telecommunication Services — 0.8%
1,068	BT Group PLC, Sponsored ADR	30,983
3,232	Deutsche Telekom AG, Sponsored ADR	49,223
1,766	France Telecom SA, Sponsored ADR	49,466
2,031	Nippon Telegraph & Telephone Corp., ADR	45,718
1,434	Telefonica SA, Sponsored ADR	102,516

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Diversified Telecommunication Services — continued
7,700	Windstream Corp.	$84,238

		362,144

	Electric Utilities — 0.5%
2,250	Edison International	89,775
2,050	PPL Corp.	75,891
1,800	Progress Energy, Inc.(b)	77,634

		243,300

	Electrical Equipment — 1.1%
2,049	ABB Ltd., Sponsored ADR	39,751
2,000	Cooper Industries Ltd., Class A(b)	79,900
1,316	First Solar, Inc.(c)	248,606
1,750	General Cable Corp.(b)(c)	62,352
2,050	Hubbell, Inc., Class B	71,852

		502,461

	Electronic Equipment & Instruments — 0.9%
4,984	Amphenol Corp., Class A	200,058
1,050	Anixter International, Inc.(b)(c)	62,485
2,650	Arrow Electronics, Inc.(c)	69,483
350	Hitachi Ltd, Sponsored ADR	24,287
1,700	Tyco Electronics Ltd.	47,022

		403,335

	Energy Equipment & Services — 0.8%
2,000	BJ Services Co.	38,260
1,850	Superior Energy Services, Inc.(c)	57,609
2,628	Transocean, Inc.(c)	288,660

		384,529

	Food & Staples Retailing — 1.7%
4,600	CVS Caremark Corp.	154,836
2,650	SUPERVALU, Inc.(b)	57,505
7,025	Wal-Mart Stores, Inc.	420,727
4,500	Walgreen Co.	139,320

		772,388

	Food Products — 0.3%
1,100	Corn Products International, Inc.(b)	35,508
750	J.M. Smucker Co. (The)	38,018
1,570	Unilever NV	44,211
1,172	Unilever PLC, Sponsored ADR	31,890

		149,627

	Health Care Equipment & Supplies — 2.6%
850	Beckman Coulter, Inc.	60,342
2,050	Cooper Cos., Inc. (The)(b)	71,258
4,104	Covidien Ltd.	220,631
794	Intuitive Surgical, Inc.(b)(c)	191,338
1,250	Kinetic Concepts, Inc.(b)(c)	35,738
9,665	Medtronic, Inc.(b)	484,216
3,425	St. Jude Medical, Inc.(c)	148,953

		1,212,476

	Health Care Providers & Services — 0.1%
1,800	CIGNA Corp.	61,164

	Hotels, Restaurants & Leisure — 2.5%
14,300	Carnival Corp.(b)	505,505
7,703	McDonald’s Corp.	475,275
1,700	Royal Caribbean Cruises Ltd.(b)	35,275
5,700	Starwood Hotels & Resorts Worldwide, Inc.(b)	160,398

		1,176,453

	Household Durables — 0.7%
4,050	Fortune Brands, Inc.(b)	232,308
1,850	Panasonic Corp., Sponsored ADR	32,060
1,201	Sony Corp., Sponsored ADR	37,075
500	Whirlpool Corp.(b)	39,645

		341,088

	Independent Power Producers & Energy Traders — 0.0%
764	TransAlta Corp.	20,995

	Industrial Conglomerates — 0.2%
893	Koninklijke (Royal) Philips Electronics NV	24,334
778	Siemens AG, Sponsored ADR	73,047

		97,381

	Insurance — 1.0%
4,884	Allianz SE, ADR	66,960
1,995	Axa SA, Sponsored ADR	65,157
1,900	Cincinnati Financial Corp.	54,036
4,550	HCC Insurance Holdings, Inc.	122,850
1,723	Manulife Financial Corp.	63,217
1,550	Protective Life Corp.	44,190
500	RenaissanceRe Holdings Ltd.	26,000

		442,410

	Internet & Catalog Retail — 0.8%
3,947	Amazon.com, Inc.(b)(c)	287,184
1,260	Priceline.com, Inc.(b)(c)	86,222

		373,406

	Internet Software & Services — 0.7%
837	Google, Inc., Class A(c)	335,235

	IT Services — 1.5%
800	Affiliated Computer Services, Inc., Class A(c)	40,504
957	MasterCard, Inc., Class A(b)	169,705
4,977	Visa, Inc., Class A(b)	305,538
6,369	Western Union Co.	157,123

		672,870

	Leisure Equipment & Products — 0.3%
6,750	Mattel, Inc.	121,770

	Life Sciences Tools & Services — 0.7%
1,492	Covance, Inc.(b)(c)	131,908
4,439	Illumina, Inc.(c)	179,912

		311,820

	Machinery — 0.8%
2,374	Cummins, Inc.	103,791
750	Eaton Corp.(b)	42,135
1,834	Flowserve Corp.(b)	162,804
1,374	Parker Hannifin Corp.	72,822

		381,552

	Media — 2.2%
2,300	CBS Corp., Class B(b)	33,534
7,100	Comcast Corp., Special Class A(b)	140,012

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Media — continued
2,165	Liberty Media Corp. - Capital, Series A(c)	$28,968
6,600	Omnicom Group, Inc.	254,496
421	Reed Elsevier PLC, Sponsored ADR	16,899
53	Thomson Reuters PLC, ADR	7,193
12,000	Time Warner, Inc.	157,320
5,600	Viacom, Inc., Class B(c)	139,104
7,000	Walt Disney Co. (The)(b)	214,830

		992,356

	Metals & Mining — 0.8%
3,184	Anglo American PLC, ADR	53,268
1,590	BHP Billiton Ltd., Sponsored ADR	82,664
1,207	BHP Billiton PLC, ADR	55,413
1,908	Companhia Vale do Rio Doce, ADR(b)	36,538
393	POSCO, ADR	36,695
223	Rio Tinto PLC, Sponsored ADR(b)	55,639
7,300	Yamana Gold, Inc.	60,809

		381,026

	Multi Utilities — 0.4%
1,950	Ameren Corp.(b)	76,109
1,800	Integrys Energy Group, Inc.	89,892
293	National Grid PLC, Sponsored ADR	18,816
380	Veolia Environment, ADR	15,686

		200,503

	Multiline Retail — 0.3%
2,625	Kohl’s Corp.(b)(c)	120,960

	Office Electronics — 0.1%
1,118	Canon, Inc., Sponsored ADR	42,205

	Oil, Gas & Consumable Fuels — 3.4%
3,077	BP PLC, Sponsored ADR	154,373
2,050	Cameco Corp.	45,736
1,250	Cimarex Energy Co.(b)	61,137
1,059	EnCana Corp.	69,608
1,545	Eni SpA, Sponsored ADR	81,808
1,110	EOG Resources, Inc.(b)	99,301
1,650	Newfield Exploration Co.(c)	52,784
1,250	Noble Energy, Inc.	69,487
3,969	Petrohawk Energy Corp.(c)	85,849
2,134	Petroleo Brasileiro SA, Sponsored ADR	79,854
1,883	Royal Dutch Shell PLC, Class A, ADR	111,116
1,588	Royal Dutch Shell PLC, Class B, ADR	90,659
5,586	Southwestern Energy Co.(c)	170,596
2,324	Total SA, Sponsored ADR	141,020
5,403	XTO Energy, Inc.	251,348

		1,564,676

	Paper & Forest Products — 0.2%
2,000	International Paper Co.(b)	52,360
600	Weyerhaeuser Co.(b)	36,348

		88,708

	Pharmaceuticals — 2.4%
1,222	AstraZeneca PLC, Sponsored ADR(b)	53,621
5,150	Biovail Corp.	50,315
7,910	GlaxoSmithKline PLC, Sponsored ADR(b)	343,769
4,100	Mylan, Inc.(b)(c)	46,822
2,178	Novartis AG, ADR	115,086
494	Novo Nordisk A/S, Sponsored ADR	25,293
1,736	Sanofi-Aventis, ADR	57,062
22,600	Schering-Plough Corp.(b)	417,422

		1,109,390

	REITs — 0.3%
1,500	Hospitality Properties Trust(b)	30,780
1,750	Ventas, Inc.(b)	86,485

		117,265

	Road & Rail — 1.2%
468	Canadian National Railway Co.	22,384
4,375	CSX Corp.	238,744
4,100	Union Pacific Corp.	291,756

		552,884

	Semiconductors & Semiconductor Equipment — 2.3%
44,534	Intel Corp.(b)	834,122
5,243	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR(b)	49,127
8,900	Texas Instruments, Inc.	191,350

		1,074,599

	Software — 1.9%
12,436	Activision Blizzard, Inc.(c)	191,887
4,550	Check Point Software Technologies Ltd.(c)	103,467
3,873	McAfee, Inc.(c)	131,527
15,157	Oracle Corp.(c)	307,839
795	SAP AG, Sponsored ADR	42,477
6,021	Symantec Corp.(c)	117,891

		895,088

	Specialty Retail — 2.2%
4,500	Best Buy Co., Inc.(b)	168,750
2,234	GameStop Corp., Class A(b)(c)	76,425
7,100	Home Depot, Inc.	183,819
4,000	Limited Brands, Inc.(b)	69,280
7,537	Lowe’s Cos., Inc.	178,552
2,750	Men’s Wearhouse, Inc. (The)(b)	58,410
1,750	Sherwin-Williams Co. (The)(b)	100,030
1,600	TJX Cos., Inc.	48,832
4,691	Urban Outfitters, Inc.(b)(c)	149,502

		1,033,600

	Textiles, Apparel & Luxury Goods — 0.2%
1,700	NIKE, Inc., Class B	113,730

	Tobacco — 0.1%
680	British American Tobacco PLC, Sponsored ADR	42,160

	Trading Companies & Distributors — 0.1%
76	Mitsui & Co. Ltd., Sponsored ADR	18,639
1,500	WESCO International, Inc.(c)	48,270

		66,909

	Wireless Telecommunication Services — 0.5%
1,164	America Movil SAB de CV, Series L, ADR	53,963
1,189	China Mobile Ltd., Sponsored ADR	59,545

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Wireless Telecommunication Services — continued
4,680	Vodafone Group PLC, Sponsored ADR	$103,428

		216,936

	Total Common Stocks (Identified Cost $31,665,502)	27,460,276

Principal Amount
Bonds and Notes — 39.3%
	ABS Car Loan — 1.4%
$305,000	Americredit Automobile Receivables Trust, Series 2007-DF, Class A3A, 5.490%, 7/06/2012	298,885
75,000	Capital Auto Receivables Asset Trust, Series 2008-2, Class A4, 5.420%, 12/15/2014	72,238
200,000	Capital One Auto Finance Trust, Series 2007-C, Class A3A, 5.130%, 4/16/2012	189,800
80,000	Daimler Chrysler Auto Trust, Series 2008-B, Class A4A, 5.320%, 11/10/2014	77,138

		638,061

	ABS Credit Card — 1.8%
100,000	Capital One Multi-Asset Execution Trust, Series 2007-A5, Class A5, 2.528%, 7/15/2020(d)	76,780
100,000	Capital One Multi-Asset Execution Trust, Series 2008-A5, Class A5, 4.850%, 2/18/2014	97,175
230,000	Chase Issuance Trust, Seriess 2007-B1, Class B1, 2.738%, 4/15/2019(d)	162,386
150,000	Discover Card Master Trust, Series 2007-A2, Class A2, 3.159%, 6/15/2015(d)	135,530
135,000	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/2015	128,596
90,000	Discover Card Master Trust I, Series 2007-3, Class A2, 2.538%, 10/16/2014(d)	83,217
90,000	MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 2.748%, 8/16/2021(d)	75,432
100,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	81,510

		840,626

	ABS Home Equity — 0.3%
194,976	Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.804%, 7/25/2034	126,734

	ABS Other — 0.3%
70,000	CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014	67,818
75,000	CNH Equipment Trust, Series 2008-B, Class A4A, 5.600%, 11/17/2014	73,124

		140,942

	Banking — 2.1%
100,000	Bank of America Corp., 5.750%, 12/01/2017	84,799
140,000	Bank of America NA, 5.300%, 3/15/2017	116,298
30,000	Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015	26,598
140,000	Bear Stearns Cos., Inc. (The), 5.550%, 1/22/2017	120,224
140,000	Citigroup, Inc., 5.300%, 10/17/2012(b)	124,631
65,000	Citigroup, Inc., 6.125%, 11/21/2017	55,086
55,000	Citigroup, Inc., 6.500%, 8/19/2013	48,882
120,000	Credit Suisse NY, 6.000%, 2/15/2018	104,544
110,000	HSBC Holdings PLC, 6.800%, 6/01/2038	93,146
185,000	Wells Fargo & Co., 5.625%, 12/11/2017	170,023

		944,231

	Brokerage — 1.4%
75,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/2018	61,872
155,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	128,885
45,000	JPMorgan Chase & Co., 5.150%, 10/01/2015	40,479
40,000	JPMorgan Chase & Co., 6.125%, 6/27/2017	36,397
205,000	Merrill Lynch & Co., Inc., 6.400%, 8/28/2017	177,309
55,000	Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	48,661
240,000	Morgan Stanley, 6.000%, 4/28/2015(b)	163,255

		656,858

	Chemicals — 0.3%
155,000	PPG Industries, Inc., 5.750%, 3/15/2013	153,619

	Commercial MBS — 5.9%
50,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	42,136

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Commercial MBS — continued
$ 242,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4,
	5.723%, 6/15/2039(d)	$207,099
210,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4,
	5.695%, 9/15/2040	177,828
160,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3,
	6.219%, 2/15/2041(d)	140,731
105,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4,
	5.444%, 3/10/2039	88,737
300,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4,
	5.560%, 11/10/2039	265,410
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4,
	5.875%, 4/15/2045(d)	271,272
145,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.747%, 2/12/2049(d)	123,560
145,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	120,484
90,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	80,113
300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.883%, 6/15/2038(d)	274,028
150,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/2040	125,962
530,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2, 5.303%, 2/15/2040	493,266
200,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	171,384
180,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	150,975

		2,732,985

	Construction Machinery — 0.5%
185,000	Caterpillar Financial Services Corp., 4.850%, 12/07/2012	180,069
70,000	John Deere Capital Corp., 4.500%, 4/03/2013	66,813

		246,882

	Consumer Products — 0.3%
120,000	Newell Rubberamid, Inc., 5.500%, 4/15/2013	114,221

	Electric — 0.6%
120,000	Progress Energy, Inc., 7.100%, 3/01/2011(b)	123,302
130,000	Virginia Electric and Power Co., 5.100%, 11/30/2012	127,251

		250,553

	Entertainment — 0.5%
180,000	Time Warner, Inc., 6.500%, 11/15/2036	136,693
130,000	Time Warner, Inc., 7.625%, 4/15/2031	112,887

		249,580

	Food & Beverage — 1.0%
185,000	General Mills, Inc., 5.650%, 9/10/2012	186,724
120,000	Kellogg Co., 4.250%, 3/06/2013	115,771
120,000	Kellogg Co., 5.125%, 12/03/2012	119,658
50,000	Kraft Foods, Inc., 6.500%, 8/11/2017(b)	48,110

		470,263

	Health Care — 0.2%
110,000	Cardinal Health, Inc., 5.850%, 12/15/2017	101,652

	Independent Energy — 0.1%
15,000	Talisman Energy, Inc., 5.850%, 2/01/2037	11,260
50,000	Talisman Energy, Inc., 6.250%, 2/01/2038	38,834

		50,094

	Media Cable — 0.4%
140,000	Comcast Corp., 5.650%, 6/15/2035(b)	104,067
95,000	Time Warner Cable, Inc., 6.200%, 7/01/2013	92,164

		196,231

	Mortgage Related — 16.3%
276,080	FHLMC, 4.000%, 5/01/2020	263,134
794,933	FHLMC, 4.500%, 6/01/2035	753,229
55,000	FHLMC, 4.875%, 6/13/2018	55,743
176,747	FHLMC 5.500%, with various maturities in 2019(e)	178,915
20,702	FHLMC, 6.000%, 6/01/2035	21,054
693,829	FHLMC 6.500%, with various maturities from 2033 to 2035(e)	715,019
1,175,233	FNMA 4.000%, with various maturities from 2019 to 2020(e)	1,121,414
602,006	FNMA, 4.500%, 9/01/2035	570,344

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$912,834	FNMA 5.000%, with various maturities in 2035(e)	$890,904
35,000	FNMA, 5.375%, 6/12/2017	36,697
1,794,825	FNMA 5.500%, with various maturities from 2017 to 2035(e)	1,818,581
239,755	FNMA, 6.039%, 2/01/2037(d)	241,384
745,164	FNMA 6.500%, with various maturities from 2032 to 2036(e)	768,368
79,575	GNMA, 6.500%, 10/20/2034	81,588

		7,516,374

	Non-Captive Consumer — 0.7%
155,000	American Express Co., 6.150%, 8/28/2017(b)	131,897
115,000	American General Finance Corp., 5.850%, 6/01/2013	47,761
120,000	Capital One Financial Corp., 6.150%, 9/01/2016	90,057
30,000	SLM Corp., 5.450%, 4/25/2011	21,000
15,000	SLM Corp., (MTN), 5.125%, 8/27/2012	9,750
50,000	SLM Corp., Series A, (MTN), 5.400%, 10/25/2011(b)	35,000

		335,465

	Non-Captive Diversified — 1.0%
10,000	CIT Group, Inc., 5.650%, 2/13/2017	4,880
275,000	CIT Group, Inc., 5.800%, 7/28/2011(b)	178,702
10,000	CIT Group, Inc., 5.850%, 9/15/2016	4,850
70,000	General Electric Capital Corp., Series A, (MTN), 5.625%, 9/15/2017(b)	60,078
215,000	General Electric Capital Corp., Series A, (MTN), 6.000%, 6/15/2012	207,512

		456,022

	Pipelines — 0.6%
140,000	Energy Transfer Partners LP, 6.000%, 7/01/2013	136,720
140,000	ONEOK Partners LP, 6.150%, 10/01/2016	132,194

		268,914

	Property & Casualty Insurance — 0.3%
130,000	Willis North America, Inc., 6.200%, 3/28/2017	113,029

	Railroads — 0.5%
110,000	Burlington Northern Santa Fe Corp., 5.750%, 3/15/2018	105,510
110,000	Canadian Pacific Railway Co., 5.750%, 5/15/2013(b)	106,762

		212,272

	REITs — 0.3%
30,000	Camden Property Trust, 5.700%, 5/15/2017	26,519
115,000	ERP Operating LP, 5.125%, 3/15/2016	96,325

		122,844

	Retailers — 0.7%
140,000	CVS Caremark Corp., 5.750%, 6/01/2017	130,829
150,000	Home Depot, Inc., 5.875%, 12/16/2036	105,446
135,000	J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036	102,681

		338,956

	Technology — 0.7%
50,000	Equifax, Inc., 7.000%, 7/01/2037	42,171
120,000	Oracle Corp., 4.950%, 4/15/2013	119,612
60,000	Pitney Bowes, Inc., 5.250%, 1/15/2037	55,224
110,000	Xerox Corp., 5.650%, 5/15/2013	106,841

		323,848

	Treasuries — 0.4%
90,000	U.S. Treasury Bond, 3.875%, 5/15/2018(b)	90,591
105,000	U.S. Treasury Bond, 4.375%, 2/15/2038	106,337

		196,928

	Wireless — 0.2%
135,000	Vodafone Group PLC, 6.150%, 2/27/2037	108,420

	Wirelines — 0.5%
60,000	Deutsche Telekom International Finance BV, 8.750%, 6/15/2030	58,024
140,000	Embarq Corp., 7.995%, 6/01/2036	100,115
107,000	Telecom Italia Capital SA, 4.950%, 9/30/2014	90,230

		248,369

	Total Bonds and Notes (Identified Cost $19,550,206)	18,154,973

Shares
Preferred Stocks — 0.1%
	Metals & Mining — 0.1%
2,366	Companhia Vale do Rio Doce, Sponsored ADR (Identified Cost $25,436)	41,878

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares/ Principal Amount	Description	Value (†)

Short-Term Investments — 13.8%
5,971,068	State Street Navigator Securities Lending Prime Portfolio(f)	$5,971,068
$435,345	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2008 at 1.300% to be repurchased at $435,360 on 10/01/2008, collateralized by $410,000 Federal National Mortgage Association, 5.625% due 7/15/2037 valued at $450,032 including accrued interest(g)	435,345

	Total Short-Term Investments (Identified Cost $6,406,413)	6,406,413

	Total Investments — 112.6% (Identified Cost $57,647,557)(a)	52,063,540
	Other assets less liabilities—(12.6)%	(5,828,045)

	Net Assets — 100%	$46,235,495

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2008, the net unrealized depreciation on investments based on a cost of $57,695,938 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,154,023
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,786,421)

Net unrealized depreciation	$(5,632,398)

(b)	All or a portion of this security was on loan to brokers at September 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2008 were $6,075,181 and $5,971,068, respectively. Subsequent to September 30, 2008, all open securities lending transactions were closed.
(c)	Non-income producing security.
(d)	Variable rate security. Rate as of September 30, 2008.
(e)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the portfolio of investments.
(f)	Represents investment of securities lending collateral.
(g)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
ABS	Asset Backed Security
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MBS	Mortgage Backed Security
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$33,908,567
Level 2 - Other Significant Observable Inputs	18,028,239
Level 3 - Significant Unobservable Inputs	126,734

Total	$52,063,540

NATIXIS MODERATE DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Following is a summary of activity for investments for which significant unobservable inputs (Level 3) were used in determining value:

Assets	Investments in Securities
Balance as of December 31, 2007	$163,700
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(36,941)
Net purchases (sales)	(25)
Net reclassifications to/from Level 3	—

Balance as of September 30, 2008	$126,734

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Asset Summary at September 30, 2008 (Unaudited)

Mortgage Related	16.3%
Commercial MBS	5.9
Capital Markets	5.7
Computers & Peripherals	4.4
Oil, Gas & Consumable Fuels	3.4
Health Care Equipment & Supplies	2.6
Hotels, Restaurants & Leisure	2.5
Pharmaceuticals	2.4
Semiconductors & Semiconductor Equipment	2.3
Specialty Retail	2.2
Media	2.1
Banking	2.1
Chemicals	2.0
Other Investments, less than 2% each	44.9
Short-Term Investments	13.8

Total Investments	112.6
Other assets less liabilities	(12.6)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust III

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 19, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 19, 2008